Weighted Average Rates Used to Determine the Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Discount rate	3.50%	4.40%
Rate of increase in future compensation levels	0.00%	0.00%
Health care cost trend rate assumed for next year	0.00%	0.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	0.00%	0.00%
Foreign Pension Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Discount rate	3.50%	5.60%
Rate of increase in future compensation levels	3.00%	3.30%
Health care cost trend rate assumed for next year	0.00%	0.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Discount rate	3.30%	4.20%
Rate of increase in future compensation levels	0.00%	0.00%
Health care cost trend rate assumed for next year	7.50%	7.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2030	2029
Foreign Postretirement Benefit Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Discount rate	4.30%	5.40%
Rate of increase in future compensation levels	0.00%	0.00%
Health care cost trend rate assumed for next year	6.70%	7.10%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2030	2030